Financial Risks Management - Schedule of Internal Credit Risk Grading Framework Comprises (Details)	12 Months Ended
Dec. 31, 2024
I [Member]
Schedule of Internal Credit Risk Grading Framework Comprises [Line Items]
Definition of category	Counterparty has a low risk of default and does not have any past-due amounts.
Trade receivables	12 month ECL
II [Member]
Schedule of Internal Credit Risk Grading Framework Comprises [Line Items]
Definition of category	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.
Trade receivables	Lifetime ECL — not credit impaired
III [Member]
Schedule of Internal Credit Risk Grading Framework Comprises [Line Items]
Definition of category	Amount is >60 days past due or there is evidence indicating the asset is credit-impaired (in default).
Trade receivables	Lifetime ECL — credit-impaired
IV [Member]
Schedule of Internal Credit Risk Grading Framework Comprises [Line Items]
Definition of category	There is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.
Trade receivables	Amount is written off